17. Quarterly Data	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data

	2018				2017
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$10,759	11,059	11,608	11,924	$10,064	10,461	10,698	10,726
Total interest expense	467	513	557	609	598	622	650	507
Net interest income	10,292	10,546	11,051	11,315	9,466	9,839	10,048	10,219

(Reduction of) provision for loan losses	31	231	110	418	(236)	49	(218)	(102)
Other income	3,736	4,016	3,915	4,499	3,442	3,929	4,159	3,834
Other expense	10,042	10,560	10,702	11,270	10,361	9,983	10,006	10,878
Income before income taxes	3,955	3,771	4,154	4,126	2,783	3,736	4,419	3,277

Income taxes (benefit)	652	595	687	690	578	925	1,177	1,267
Net earnings	3,303	3,176	3,467	3,436	2,205	2,811	3,242	2,010

Basic net earnings per share	$0.55	0.53	0.58	0.57	$0.36	0.47	0.54	0.34
Diluted net earnings per share	$0.55	0.53	0.57	0.57	$0.36	0.46	0.53	0.34